Performance Management - Invenomic Fund	Mar. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Class shares of the Fund from calendar year to calendar year. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 855-466-3406 on the Fund’s website www.invenomic.com.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Class shares of the Fund from calendar year to calendar year.
Bar Chart [Heading]	Institutional Class Shares1 Calendar Year Returns as of December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 32.37% (for the quarter ended March 31, 2021). The worst performance was -14.36% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the best performance for a quarter was
Highest Quarterly Return	32.37%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	The worst performance was
Lowest Quarterly Return	(14.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Five Years	Since Inception*
Institutional Class Shares
Return Before Taxes	4.58%	21.87%	16.82%
Return After Taxes on Distributions	3.98%	16.59%	13.28%
Return After Taxes on Distributions and Sale of Fund Shares	2.99%	15.61%	12.43%
Investor Class Shares
Return Before Taxes	4.35%	21.61%	16.55%
Super Institutional Shares
Return Before Taxes	4.85%	22.17%	18.90%**
S&P Composite 1500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.02%	13.96%	14.18%

*	The Invenomic Fund commenced operations on June 19, 2017.

**	Super Institutional Class shares commenced operations on May 10, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P Composite 1500® Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.invenomic.com
Performance Availability Phone [Text]	855-466-3406